SHORT-TERM BORROWINGS - Short-term Borrowings (Details) $ in Millions, $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Jul. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	$ 2,200			$ 1,221
Receivables securitization program
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	800			650		$ 650
US commercial paper program
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	893	$ 704		571	$ 449	$ 1,588	$ 1,223
Non-revolving credit facility borrowings
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	$ 507	$ 400	$ 1,200	$ 0	$ 0